RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel is as follows:

	2021 $	2020 $	2019 $
Consulting fees	-	372,066	322,656
Management fees	1,808,250	305,158	163,800
Salaries and wages	78,751	-	-
Share-based compensation	231,016	295,786	-
	2,118,017	973,010	486,456

Included in accounts payable as at December 31, 2021 is $112,128 (December 31, 2020 - $85,669) owing to directors and officers. These amounts are non-interest bearing, unsecured and due on demand.